Postretirement Medical Benefits - Summary of Net Periodic Benefit Cost Recognized (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 04, 2018	Jul. 29, 2017	Aug. 04, 2018	Jul. 29, 2017	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
Defined Benefit Plan Disclosure [Line Items]
Amortization of unrecognized gain					$ (392)	$ 590
Selling, General and Administrative Expenses [Member]
Defined Benefit Plan Disclosure [Line Items]
Company service cost	$ 26	$ 40	$ 72	$ 91	182	204	$ 491
Interest cost	38	38	75	74	147	142	198
Defined Benefit Plan, Expected Return (Loss) on Plan Assets					329	346	689
Net prior service credit amortization	(174)	(174)	(347)	(347)	(693)	(693)	(229)
Amortization of unrecognized gain					(250)	(510)	(490)
Amortization of unrecognized gain	(95)	3	(158)	(125)
Net periodic postretirement benefit cost	$ (205)	$ (93)	$ (358)	$ (307)	$ (614)	$ (857)	$ (30)
Discount rate used to determine cost					2.63%	2.45%	2.76%
Health care cost trend rates					7.00%	7.00%	7.00%